Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0001450501

Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading

EGShares India Small Cap ETF

Objective [Heading]		rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index (the “SCIN Underlying Index”).
Expense [Heading]		rr_ExpenseHeading

Fees and Expenses

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	117.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]		rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]		rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the SCIN Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund invests substantially all of its assets through a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn invests at least 90% of its assets in Indian securities. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. The Fund may also invest, to a lesser extent, directly in common shares traded on local exchanges, ADRs and GDRs. ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian small market capitalization (“small cap”) companies included in the SCIN Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund considers “small cap” companies to be those with market capitalizations between U.S. $100 million and U.S. $2 billion. The Fund may also invest in mid-capitalization (“mid cap”) companies ( i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.

The SCIN Underlying Index is a maximum 75-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the small cap segment in India. The SCIN Underlying Index consists of securities listed on the primary stock exchange of India. The market capitalization of index constituents as of June 30, 2015 ranged from approximately U.S. $141.3 million to U.S. $1.75 billion. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.

The Fund intends to replicate the constituent securities of the SCIN Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the SCIN Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments ( i.e ., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the SCIN Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration

The Fund will concentrate its investments ( i.e ., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the SCIN Underlying Index is concentrated.

Risk [Heading]		rr_RiskHeading

Principal Risks

Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the SCIN Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the SCIN Underlying Index, including the cost of buying and selling securities and maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the SCIN Underlying Index. In addition, the Fund’s NAV may deviate from the SCIN Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the SCIN Underlying Index for that security. To the extent that EGA uses a representative sampling strategy, the Fund may not track the SCIN Underlying Index as closely as it would have if EGA were using a full replication strategy.

Index-Related Risk There is no assurance that the sponsor of the SCIN Underlying Index (“Sponsor”) will compile the SCIN Underlying Index accurately, or that the SCIN Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the SCIN Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the SCIN Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units. Because the Fund typically effects creations and redemptions for cash, rather than in-kind, such active trading could increase the rate of portfolio turnover and the Fund’s tracking error versus the SCIN Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the SCIN Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the SCIN Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the SCIN Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions The Fund typically effects creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

International Closed Market Trading Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund Shares list and trade is open, there may be market uncertainty about the stale security pricing ( i.e. , the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participants Concentration The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem Shares of the Fund, the Fund’s Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Risk Lose Money [Text]		rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus

The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with the index the Fund seeks to track, which provides a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns

The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with the index the Fund seeks to track, which provides a broad measure of market performance.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was 36.50% (quarter ended June 30, 2014) and the Fund’s lowest quarterly return was -26.42% (quarter ended December 31, 2011).

Year-to-date return (through June 30, 2015): -10.47%.

Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(10.47%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the Fund’s highest quarterly return was
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	36.50%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the Fund’s lowest quarterly return was
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.42%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2014
| Indxx India Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	52.44%
Since Inception		rr_AverageAnnualReturnSinceInception	(0.87%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 07, 2010
| EGShares India Small Cap ETF
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.85%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,049
Annual Return 2011		rr_AnnualReturn2011	(49.47%)
Annual Return 2012		rr_AnnualReturn2012	35.98%
Annual Return 2013		rr_AnnualReturn2013	(19.93%)
Annual Return 2014		rr_AnnualReturn2014	48.99%
1 Year		rr_AverageAnnualReturnYear01	48.99%
Since Inception		rr_AverageAnnualReturnSinceInception	(2.19%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 07, 2010
| EGShares India Small Cap ETF | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	48.82%
Since Inception		rr_AverageAnnualReturnSinceInception	(2.39%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 07, 2010
| EGShares India Small Cap ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	27.86%
Since Inception		rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 07, 2010

[1]	Pursuant to the investment advisory agreement with EGA Emerging Global Shares Trust on behalf of the Fund, Emerging Global Advisors, LLC, investment adviser to the Fund, pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.